OPERATIONS IN UZBEKISTAN - Disposal of UMS (Details) ₽ / shares in Units, ₽ in Millions		12 Months Ended
	Aug. 05, 2016 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽) ₽ / shares	Dec. 31, 2015 RUB (₽) ₽ / shares
Results of discontinued operation
Income tax gain (note 19)		₽ 0	₽ 192	₽ 661
Loss from discontinued operations			₽ (4,021)	₽ (5,668)
Basic loss per share | ₽ / shares			₽ (1.69)	₽ (1.43)
Diluted loss per share | ₽ / shares			₽ (1.69)	₽ (1.42)
UMS
Disposal of UMS
Sale of ownership in discontinued operation (as a percentage)	50.01%
Consideration received for disposal of company | $	$ 1
Results of discontinued operation
Revenue			₽ 5,115	₽ 4,610
Expenses			(6,602)	(10,939)
Loss before tax			(1,487)	(6,329)
Income tax gain (note 19)			192	661
Loss for the period			(1,295)	(5,668)
Loss on sale of discontinued operations			(2,726)
Loss from discontinued operations			(4,021)	(5,668)
Loss attributable to non-controlling interests			(654)	(2,834)
Loss to owners of the Company			₽ (3,367)	₽ (2,834)
Basic loss per share | ₽ / shares			₽ (1.69)	₽ (1.43)
Diluted loss per share | ₽ / shares			₽ (1.69)	₽ (1.42)
Cash flows from (used in) discontinued operation
Net cash used in operating activities			₽ (543)	₽ (1,121)
Net cash used in investing activities			(1,253)	(2,195)
Net cash provided by financing activities			₽ 1,234	₽ 3,492